Pacer US Small Cap Cash Cows Growth Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 5.1%
Cable One, Inc. (a)	426	$129,508
Cars.com, Inc. (b)	6,935	124,275
Gogo, Inc. (b)	11,262	95,051
Madison Square Garden Sports Corp. (b)	1,033	227,126
TEGNA, Inc.	13,554	246,954
YELP, Inc. (b)	3,554	141,947
Ziff Davis, Inc. (a)(b)	2,382	128,366
		1,093,227

Consumer Discretionary - 12.0%
Adtalem Global Education, Inc. (b)	3,856	413,093
Buckle, Inc.	5,817	276,947
Etsy, Inc. (b)	1,758	96,532
Frontdoor, Inc. (b)	8,099	484,968
Kontoor Brands, Inc. (a)	2,774	254,792
Monarch Casino & Resort, Inc.	2,846	242,878
Perdoceo Education Corp.	8,378	241,119
Strategic Education, Inc.	1,059	104,025
Wolverine World Wide, Inc.	21,411	478,108
		2,592,462

Consumer Staples - 6.3%
Cal-Maine Foods, Inc.	4,024	434,190
Energizer Holdings, Inc.	7,949	270,187
National Beverage Corp.	3,270	137,503
Simply Good Foods Co. (b)	3,557	135,166
Tootsie Roll Industries, Inc.	5,606	174,122
WD-40 Co.	885	207,931
		1,359,099

Energy - 5.9%
Cactus, Inc. - Class A (a)	4,675	279,144
Core Natural Resources, Inc. (a)	2,169	195,947
Crescent Energy Co. - Class A (a)	14,138	212,918
Dorian LPG Ltd.	2,721	65,413
Helix Energy Solutions Group, Inc. (a)(b)	12,483	100,114
NOW, Inc. (b)	9,744	144,991
Peabody Energy Corp.	5,569	101,077
SM Energy Co.	2,698	102,416
Tidewater, Inc. (b)	1,387	76,438
		1,278,458

Health Care - 29.5%(c)
ADMA Biologics, Inc. (b)	39,424	636,697
Alkermes PLC (a)(b)	7,894	248,898
Amphastar Pharmaceuticals, Inc. (b)	3,602	125,602
ANI Pharmaceuticals, Inc. (b)	1,884	110,478
Catalyst Pharmaceuticals, Inc. (b)	14,550	328,248
Collegium Pharmaceutical, Inc. (b)	3,777	121,317
CONMED Corp.	1,707	122,528
Corcept Therapeutics, Inc. (b)	11,236	751,913
Cytek Biosciences, Inc. (b)	31,386	161,638
Harmony Biosciences Holdings, Inc. (b)	6,362	246,655
Hims & Hers Health, Inc. (b)	15,943	594,355
Innoviva, Inc. (b)	11,698	218,051
Ironwood Pharmaceuticals, Inc. (b)	19,868	46,491
Krystal Biotech, Inc. (b)	1,443	230,505
LeMaitre Vascular, Inc.	3,042	294,861
Merit Medical Systems, Inc. (a)(b)	2,559	278,624
Mesa Laboratories, Inc.	1,809	249,081
Pacira BioSciences, Inc. (b)	3,525	92,813
Premier, Inc.	10,268	232,673
Prestige Brands Holdings, Inc. (b)	3,456	265,317
Progyny, Inc. (b)	4,898	113,487
Protagonist Therapeutics, Inc. (b)	10,221	386,354
Simulations Plus, Inc.	2,534	86,967
Supernus Pharmaceuticals, Inc. (b)	8,342	320,082
US Physical Therapy, Inc.	1,311	116,299
		6,379,934

Industrials - 16.2%
Apogee Enterprises, Inc.	3,541	180,662
Armstrong World Industries, Inc.	2,082	314,403
CSW Industrials, Inc. (a)	1,234	406,985
Enerpac Tool Group Corp.	4,736	214,020
Enpro, Inc. (a)	1,249	231,939
Griffon Corp.	3,117	236,175
Hayward Holdings, Inc. (b)	10,514	158,341
Liquidity Services, Inc. (b)	7,778	269,508
Matson, Inc.	1,466	207,952
OPENLANE, Inc. (b)	9,694	196,885
SkyWest, Inc. (b)	3,836	463,849
Verra Mobility Corp. (b)	4,528	119,494
Vestis Corp.	17,267	241,393
Zurn Elkay Water Solutions Corp. (a)	6,490	255,966
		3,497,572

Information Technology - 21.9%
A10 Networks, Inc.	9,398	184,295
ACI Worldwide, Inc. (b)	8,005	428,668
Adeia, Inc.	9,627	123,707
Agilysys, Inc. (b)	2,519	227,264
Alarm.com Holdings, Inc. (b)	1,947	118,125
Axcelis Technologies, Inc. (b)	1,042	70,856
Badger Meter, Inc.	771	164,925
BlackLine, Inc. (b)	4,288	273,789
Box, Inc. - Class A (b)	8,223	274,566
Clear Secure, Inc. - Class A	15,411	364,778
CTS Corp. (a)	2,517	128,594
Digi International, Inc. (b)	9,362	292,563
DigitalOcean Holdings, Inc. (b)	3,655	151,609
DoubleVerify Holdings, Inc. (b)	8,549	176,195
ePlus, Inc. (b)	2,031	162,277
Impinj, Inc. (b)	1,343	170,413
Knowles Corp. (b)	8,522	161,322
LiveRamp Holdings, Inc. (b)	3,904	132,736
N-able, Inc. (b)	9,086	88,043
NetScout Systems, Inc. (b)	6,761	161,182
Photronics, Inc. (b)	4,220	97,018
Progress Software Corp.	4,398	252,137
Qorvo, Inc. (b)	1,188	98,580
Rogers Corp. (b)	1,009	93,887
SolarWinds Corp.	12,855	191,282
SPS Commerce, Inc. (b)	721	133,154
		4,721,965

Materials - 2.3%
Alpha Metallurgical Resources, Inc. (a)(b)	400	73,268
Balchem Corp.	1,158	185,234
Sylvamo Corp.	3,085	247,108
		505,610

Utilities - 0.7%
Clearway Energy, Inc. - Class C	5,398	139,970
TOTAL COMMON STOCKS (Cost $20,168,506)		21,568,297

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.6%	Units
Mount Vernon Liquid Assets Portfolio, LLC, - 4.49% (d)	1,852,132	1,852,132
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,852,132)		1,852,132

TOTAL INVESTMENTS - 108.5% (Cost $22,020,638)		23,420,429
Liabilities in Excess of Other Assets - (8.5)%		(1,821,803)
TOTAL NET ASSETS - 100.0%		$21,598,626
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $1,785,366 which represented 8.3% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer US Small Cap Cash Cows Growth Leaders ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$21,568,297	$–	$–	$21,568,297
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	1,852,132
Total Investments	$21,568,297	$–	$–	$23,420,429

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,852,132 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.